Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Jun. 30, 2025	Dec. 27, 2024	Jun. 30, 2024	Jun. 14, 2024	Apr. 01, 2024	Jun. 30, 2025	Apr. 10, 2025	Mar. 14, 2025	Dec. 31, 2024	May 20, 2024	Dec. 26, 2023
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)				$ 1.3
Gross proceeds (in Dollars)						$ 3,079
Exercise price per share (in Dollars per share)											$ 1.28
Exercise price (in Dollars per share)				$ 1.56
Ordinary shares issued for consulting service agreement			45,000
Fair value of financial liability (in Dollars)		$ 69							$ 69
Offering price (in Dollars)							$ 1,917	$ 1,019
Gross proceeds received (in Dollars)	$ 1,621					$ 1,621
Issued an aggregate shares						2,575,753
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Pre funded warrant				1,709,760
Number of additional shares						185,591
June Placement Agent Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise amount of warrants (in Dollars)				$ 254
December 2024 Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase of warrant		658,372
Exercise price per share (in Dollars per share)		$ 0.001
Issued shares						855,714
Number of shares per units		1
2024 June Offering [Member]
Shareholders’ Equity [Line Item]
Net proceeds (in Dollars)						$ 113
Registered Direct Offering [Member]
Shareholders’ Equity [Line Item]
Gross proceeds (in Dollars)						$ 3,102
Offering cost (in Dollars)				$ 343
Vested RSUs [Member]
Shareholders’ Equity [Line Item]
Issued an aggregate shares						14,686,000
Options exercise shares	81,633					81,633
Maximum [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)				$ 1.3
Maximum [Member] | December 2024 Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)		$ 0.001
Minimum [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)				$ 0.001
Minimum [Member] | December 2024 Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)		0.7
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Item]
Purchase of warrant										220,000
Exercise price per share (in Dollars per share)										$ 2.25
Ordinary Shares [Member] | December Private Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)		$ 1.1
Number of shares per units		1
Ordinary Shares [Member] | Registered Direct Offering [Member]
Shareholders’ Equity [Line Item]
Issued shares				941,541
Ordinary Shares [Member] | Vested RSUs [Member]
Shareholders’ Equity [Line Item]
Issued an aggregate shares	1,083,443
Options exercise shares	2,728,889					2,728,889
Ordinary Shares [Member] | Roth Capital Partners, LLC [Member]
Shareholders’ Equity [Line Item]
Sale of stock						2,575,753
2024 April Offering [Member]
Shareholders’ Equity [Line Item]
Sale of stock					1,339,285
Purchase price per share (in Dollars per share)					$ 1.232
Gross proceeds (in Dollars)					$ 1,651
December 2024 Private Placement [Member]
Shareholders’ Equity [Line Item]
Sale of stock		3,950,343
Purchase price per share (in Dollars per share)		$ 0.7
Purchase of warrant		3,950,343
IPO [Member]
Shareholders’ Equity [Line Item]
Gross proceeds (in Dollars)		$ 3,228
December Private Offering [Member]
Shareholders’ Equity [Line Item]
Offering cost (in Dollars)		$ 233
Percentage of pay fees		4.00%